Trade and other payables	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Trade and other payables
18. Trade and other pa
yables

	2024 $m	2023 $m

Current

Trade payables	111	127

Other tax and social security payables	61	47

Other payables	116	135

Deferred purchase consideration	–	13

Accruals	362	389

	650	711

Non-current

Other payables	5	6

Contingent purchase consideration (note 24 )	73	69

	78	75
Third-party bank loan guarantees
At 31 December 2024, the Group has issued financial guarantee contracts of up to $31m (2023: $50m). The carrying amount of these guarantees was $nil in all periods presented. The largest guarantee has a gross guaranteed amount of $21m (2023: $21m) and the underlying loan matures in 2029. Should the Group fund any amount under the guarantee, there is a cross-indemnity that the Group would seek to pursue for the other parties’ share.